Annual Total Returns[BarChart] - AST LOOMIS SAYLES LARGECAP GROWTH PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.92%)	12.27%	36.61%	10.59%	10.07%	5.57%	32.99%	(2.69%)	31.63%	31.59%